Investments in associates and joint ventures (Tables)	12 Months Ended
Jun. 30, 2020
Investments In Associates and Joint Ventures [Abstract]
Schedule of Group's investments in joint ventures

	June 30, 2020	June 30, 2019
Beginning of the year	35,780	52,177
Adjustment as of previous periods (IFRS 9 and IAS 28)	(1,979)	(153)
Increase in equity interest in associates and joint ventures	3,342	697
Capital contributions	2,702	131
Capital reduction	(106)	(672)
Decrease of interest in associate	-	(7,178)
Deconsolidation (i)	29,176	-
Share of profit / (loss)	8,667	(7,200)
Currency translation adjustment	53	(404)
Dividends	(1,820)	(1,718)
Other comprehensive income	(1,244)	-
Reclassification to held-for-sale	(2,070)	-
Others	(3)	(112)
Incorporation by business combination	1,879	212
End of the year (ii)	74,377	35,780

(i)	See Note 4.
(ii)	Includes Ps. (17) and Ps. (8,659) reflecting interests in companies with negative equity as of June 30, 2020 and 2019, respectively, which are disclosed in "Provisions" (see Note 19).

Schedule of additional information related to the Groups investment

	% ownership interest			Value of Group’s interest in equity		Group’s interest in comprehensive income / (loss)
Name of the entity	June 30, 2020	June 30, 2019	June 30, 2018	June 30, 2020	June 30, 2019	June 30, 2020	June 30, 2019	June 30, 2018
Associates
New Lipstick	49.96%	49.96%	49.90%	467	(8,659)	7,633	(3,199)	(5,292)
BHSA (1)	29.91%	29.91%	29.91%	4,073	4,451	(380)	(2,411)	416
Condor (2)	18.89%	18.89%	28.10%	1,481	1,392	120	39	596
PBEL	45.00%	45.40%	45.40%	-	1,979	-	(117)	416
Shufersal (4)	26.02%	26.02%	33.56%	28,111	23,013	5,215	297	-
Mehadrin	N/A	45.41%	45.41%	-	4,845	-	(111)	1,276
Gav-Yam	34.90%	N/A	N/A	27,277	0,00%	(786)	-	-
Quality (3)	50.00%	50.00%	50.00%	2,101	1,869	185	(583)	876
La Rural SA	50.00%	50.00%	50.00%	203	101	102	144	(44)
TGLT	30.50%	N/A	N/A	2,059	-	(116)	-	-
Other associates and joint ventures	N/A	N/A	N/A	8,605	6,789	(3,253)	(1,663)	1,281
Total associates and joint ventures				74,377	35,780	8,720	(7,604)	(475)

				Latest financial statements issued
Name of the entity	Place of business / Country of incorporation	Main activity	Common shares 1 vote	Share capital (nominal value)	Profit / (loss) for the period	Shareholders’ equity
Associates
New Lipstick	U.S.	Real estate	N/A	-	(*) 179	(*) (31)
BHSA (1)	Argentina	Financial	448,689,072	(***) 1,500	(***) (1,272)	(***) 13,186
Condor (2)	EE.UU.	Hotel	2,245,100	(*) 232	(*) (9)	(*) 86
PBEL	India	Real estate	(**) 1	(**) (2)	(**) -	(**) (2)
Shufersal (4)	Israel	Retail	123,917,650	(**) 1,399	(**) 310	(**) 1,930
Mehadrin	Israel	Agropecuaria	N/A	N/A	N/A	N/A
Gav-Yam	Israel	Inmobiliaria	639,727	(**) 1,356	(**) 411	(**) 3,496
Quality (3)	Argentina	Real estate	163,039,244	326	370	4,140
La Rural SA	Argentina	Organization of events	714,498	1	224	327
TGLT	Argentina	Real estate	279,502,813	925	(311)	6,004
Other associates and joint ventures			-	N/A	N/A	N/A

(1)	BHSA is a commercial bank of comprehensive services that offers a variety of banking and financial services for individuals, small and medium businesses and large companies. The market price of the share is 17.15 pesos per share. The effect of the treasury shares in the BHSA portfolio is considered for the calculation.
(2)	Condor is an investment company focused on US hotels. The price of its shares as of June 30, 2020 is US$ 4.10 per share.
(3)	Quality is dedicated to the exploitation of the San Martín property (former property of Nobleza Piccardo S.A.I.C. and F.).
(4)	Shufersal is a company that has supermarkets and pharmacies in Israel, the market price of the share is NIS 22,59 as of June 30, 2020.

(*)	Amounts in millions of US Dollars under USGAAP. Condor’s year-end falls on December 31, so the Group estimates their interest with a three-month lag, including material adjustments, if any.
(**)	Amounts in millions of NIS.
(***)	The balances as of June 30, 2020 correspond to the Financial Statements of BHSA prepared in accordance with BCRA standards.

Schedule of financial information of the joint ventures considered to be material

	Current Assets	Non-current Assets	Current Liabilities	Non-current Liabilities	Net assets	% of ownership interest held	Interest in associate and joint venture	Goodwill and others	Book value
As of 06.30.20
Associates
BHSA	76,869	43,610	102,290	4,629	13,560	29.91%	4,056	17	4,073
Gav-Yam	41,963	165,878	19,791	117,752	70,298	34.90%	24,534	2,743	27,277
Shufersal	73,348	187,032	91,899	129,224	39,257	26.02%	10,213	17,898	28,111
Joint ventures
Quality Invest (ii)	4	5,525	87	1,302	4,140	50.00%	2,070	31	2,101
As of 06.30.19
Associates
BHSA	87,189	30,774	89,514	15,288	13,161	29.91%	3,936	515	4,451
PBEL	3,173	853	632	12,128	(8,734)	45.00%	(3,930)	5,909	1,979
Shufersal	51,741	89,475	54,708	54,794	31,714	26.02%	8,252	14,761	23,013
Joint ventures
Quality Invest (ii)	25	4,922	119	1,153	3,675	50.00%	1,838	31	1,869
Mehadrin	11,890	15,318	13,067	3,719	10,422	45.41%	4,733	112	4,845

	Revenues	Net income / (loss)	Total comprehensive income / (loss)	Dividend distribution	Cash of operating activities	Cash of investing activities	Cash of financing activities	Changes in cash and cash equivalents
As of 06.30.20 (i)
Associates
BHSA	13,033	(1,272)	(1,272)	-	4,656	37	(3,465)	1,228
Gav-Yam	11,551	6,765	5,456	3,587	5,086	(5,723)	15,869	15,232
Shufersal	218,000	5,046	4,500	1,435	21,874	(2,709)	(13,793)	5,372
Joint ventures
Quality Invest (ii)	18	370	370	-	(89)	-	89	-
As of 06.30.19 (i)
Associates
BHSA	17,451	879	879	286	167	(70)	(1,922)	(1,825)
PBEL	13	(260)	(319)	-	57	239	(306)	(10)
Shufersal	165,639	3,164	3,147	2,448	4,458	(11,530)	1,396	(5,676)
Joint ventures
Quality Invest (ii)	36	(1,167)	(1,167)	-	(124)	-	124	-
Mehadrin	17,329	775	819	-	672	(277)	(1,262)	(867)

(i)	Information under GAAP applicable in the associate and joint ventures´ jurisdiction.
(ii)	In March 2011, Quality acquired an industrial plant located in San Martín, Province of Buenos Aires. The facilities are suitable for multiple uses. On January 20, 2015, Quality agreed with the Municipality of San Martin on certain re zoning and other urban planning matters ("the Agreement") to surrender a non-significant portion of the land and a monetary consideration of Ps. 40 million, payable in two installments of Ps. 20 each, the first of which was actually paid on June 30, 2015. In July 2017, the Agreement was amended as follows: 1) a revised zoning plan must be submitted within 120 days as from the amendment date, and 2) the second installment of the monetary considerations was increased to Ps. 71 million payables in 18 equal monthly installments. On March 8, 2018, it was agreed with the well-known Gehl Study (Denmark) - Urban Quality Consultant - the elaboration of a Master Plan, generating a modern concept of New Urban District of Mixed Uses.